Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 79.84%
Communication services: 14.04%
Diversified telecommunication services: 2.14%
Cablevision Lightpath LLC 144A	3.88%	9-15-2027	$200,000	$ 176,426
Level 3 Financing Incorporated 144A	3.75	7-15-2029	200,000	170,533
Lumen Technologies Incorporated 144A	4.50	1-15-2029	240,000	197,203
				544,162
Entertainment: 0.78%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	200,000	198,168
Media: 9.52%
CCO Holdings LLC 144A	4.50	6-1-2033	80,000	68,847
Clear Channel Outdoor Holdings 144A	7.75	4-15-2028	165,000	138,450
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	200,242
CSC Holdings LLC 144A	5.75	1-15-2030	200,000	167,152
DIRECTV Financing LLC 144A	5.88	8-15-2027	190,000	179,170
DISH DBS Corporation	7.75	7-1-2026	225,000	192,375
Gray Television Incorporated 144A	4.75	10-15-2030	205,000	180,119
Lamar Media Corporation	3.75	2-15-2028	200,000	187,480
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	200,000	199,506
Outfront Media Capital Corporation 144A	4.63	3-15-2030	200,000	171,726
QVC Incorporated	4.75	2-15-2027	210,000	181,415
Radiate Holdco LLC 144A	4.50	9-15-2026	210,000	194,668
Sinclair Television Group Incorporated 144A	5.50	3-1-2030	200,000	162,855
Univision Communications Incorporated 144A	5.13	2-15-2025	200,000	197,500
				2,421,505
Wireless telecommunication services: 1.60%
Frontier Communications 144A	5.00	5-1-2028	200,000	186,049
Sprint Corporation	7.88	9-15-2023	210,000	219,975
				406,024
Consumer discretionary: 11.65%
Auto components: 3.00%
Allison Transmission Incorporated 144A	5.88	6-1-2029	200,000	200,400
Clarios Global LP 144A	6.25	5-15-2026	180,000	180,561
Dana Incorporated	5.63	6-15-2028	200,000	193,692
The Goodyear Tire & Rubber Company	5.25	4-30-2031	205,000	186,806
				761,459
Automobiles: 0.78%
Ford Motor Company	4.75	1-15-2043	240,000	198,000
Hotels, restaurants & leisure: 4.21%
Carnival Corporation 144A	5.75	3-1-2027	195,000	172,999
Hilton Domestic Operating Company	4.88	1-15-2030	200,000	196,291
MGM Resorts International	4.63	9-1-2026	154,000	144,149
NCL Corporation Limited 144A	3.63	12-15-2024	210,000	188,407
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	205,000	173,002
Six Flags Entertainment Company 144A	4.88	7-31-2024	200,000	196,534
				1,071,382
See accompanying notes to portfolio of investments

Allspring High Yield Corporate Bond Portfolio  |  1

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Multiline retail: 0.74%
Macy's Retail Holdings LLC 144A	5.88%	4-1-2029	$200,000	$ 188,287
Specialty retail: 2.54%
ABC Supply Company Incorporated 144A	4.00	1-15-2028	200,000	188,118
At Home Group Incorporated 144A	7.13	7-15-2029	175,000	118,360
Carvana Company 144A	5.50	4-15-2027	210,000	150,490
Staples Incorporated 144A	7.50	4-15-2026	205,000	189,338
				646,306
Textiles, apparel & luxury goods: 0.38%
Wolverine World Wide Incorporated 144A	8.50	11-15-2024	198,000	97,020
Consumer staples: 3.81%
Food & staples retailing: 0.77%
Performance Food Group Company 144A	5.50	10-15-2027	200,000	196,708
Food products: 1.67%
Pilgrim's Pride Corporation 144A	5.88	9-30-2027	200,000	204,750
Post Holdings Incorporated 144A	5.50	12-15-2029	230,000	219,003
				423,753
Household products: 0.66%
Energizer Holdings Incorporated 144A	4.38	3-31-2029	200,000	169,109
Tobacco: 0.71%
Vector Group Limited 144A	5.75	2-1-2029	200,000	180,000
Energy: 10.65%
Energy equipment & services: 0.77%
USA Compression Partners LP	6.88	4-1-2026	200,000	195,250
Oil, gas & consumable fuels: 9.88%
Antero Midstream Partners LP 144A	5.75	1-15-2028	200,000	200,000
Buckeye Partners LP 144A	4.50	3-1-2028	200,000	186,196
Cheniere Energy Partners LP	4.50	10-1-2029	210,000	204,868
EQM Midstream Partners LP	5.50	7-15-2028	200,000	190,006
Moss Creek Resources Holdings Incorporated 144A	10.50	5-15-2027	200,000	194,250
Murphy Oil Corporation	6.88	8-15-2024	16,000	16,120
Occidental Petroleum Corporation	7.88	9-15-2031	90,000	108,981
Range Resources Corporation	4.88	5-15-2025	200,000	203,500
Rockies Express Pipeline LLC 144A	4.95	7-15-2029	225,000	213,076
SM Energy Company	6.75	9-15-2026	200,000	202,306
Southwestern Energy Company	7.75	10-1-2027	200,000	210,957
Sunoco LP	4.50	5-15-2029	200,000	186,200
Weatherford International Limited 144A	11.00	12-1-2024	181,000	184,386
Western Midstream Operating LP	4.55	2-1-2030	220,000	210,291
				2,511,137
Financials: 6.23%
Capital markets: 0.75%
MSCI Incorporated 144A	4.00	11-15-2029	200,000	189,360
Consumer finance: 1.93%
Navient Corporation	5.50	3-15-2029	200,000	174,550
See accompanying notes to portfolio of investments

2  |  Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance (continued)
Navient Corporation	7.25%	9-25-2023	$120,000	$ 122,710
OneMain Finance Corporation	5.38	11-15-2029	210,000	194,051
				491,311
Diversified financial services: 1.99%
CHS Incorporation 144A	4.75	2-15-2031	210,000	169,418
Compass Group Diversified Holdings LLC 144A	5.25	4-15-2029	170,000	153,379
Northwest Fiber LLC 144A	4.75	4-30-2027	205,000	182,717
				505,514
Insurance: 0.76%
Acrisure LLC 144A	7.00	11-15-2025	200,000	194,000
Thrifts & mortgage finance: 0.80%
Nationstar Mortgage Holdings Incorporated 144A	6.00	1-15-2027	210,000	203,679
Health care: 8.44%
Health care equipment & supplies: 2.27%
Avantor Funding Incorporated 144A	4.63	7-15-2028	200,000	194,706
Mozart Debt Merger Sub Incorporated 144A	5.25	10-1-2029	205,000	181,468
Teleflex Incorporated 144A	4.25	6-1-2028	210,000	201,675
				577,849
Health care providers & services: 5.42%
Centene Corporation	3.00	10-15-2030	210,000	186,803
Encompass Health Corporation	4.63	4-1-2031	220,000	194,975
HCA Incorporated	5.38	2-1-2025	175,000	180,896
Molina Healthcare Incorporated 144A	4.38	6-15-2028	200,000	193,025
MPT Operating Partnership LP	5.00	10-15-2027	200,000	198,275
RegionalCare Hospital Partners 144A	9.75	12-1-2026	200,000	203,250
Tenet Healthcare Corporation 144A	6.25	2-1-2027	220,000	220,011
				1,377,235
Pharmaceuticals: 0.75%
Organon Finance 1 LLC 144A	4.13	4-30-2028	200,000	191,756
Industrials: 8.49%
Aerospace & defense: 0.78%
TransDigm Group Incorporated	6.38	6-15-2026	200,000	198,500
Air freight & logistics: 0.36%
XPO Logistics Incorporated 144A	6.25	5-1-2025	90,000	92,751
Airlines: 1.49%
Delta Air Lines Incorporated	3.75	10-28-2029	210,000	185,850
United Airlines Incorporated 144A	4.38	4-15-2026	200,000	193,009
				378,859
Building products: 0.70%
Builders FirstSource Incorporated 144A	6.75	6-1-2027	174,000	177,893
Commercial services & supplies: 3.46%
Allied Universal Holdco LLC 144A	6.00	6-1-2029	200,000	161,820
APTIM Corporation 144A	7.75	6-15-2025	200,000	143,030
See accompanying notes to portfolio of investments

Allspring High Yield Corporate Bond Portfolio  |  3

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services & supplies (continued)
Avis Budget Car Rental LLC 144A	5.75%	7-15-2027	$210,000	$ 203,343
Intrado Corporation 144A	8.50	10-15-2025	167,000	146,125
Prime Security One MS Incorporated 144A	4.88	7-15-2032	260,000	225,850
				880,168
Trading companies & distributors: 0.79%
Herc Holdings Incorporated 144A	5.50	7-15-2027	200,000	200,500
Transportation infrastructure: 0.91%
First Student Incorporated 144A	4.00	7-31-2029	260,000	230,646
Information technology: 3.52%
Communications equipment: 0.66%
CommScope Technologies LLC 144A	5.00	3-15-2027	200,000	166,750
IT services: 1.48%
Block Incorporation 144A	3.50	6-1-2031	200,000	171,500
Gartner Incorporated 144A	3.75	10-1-2030	220,000	204,050
				375,550
Software: 1.38%
SS&C Technologies Incorporated 144A	5.50	9-30-2027	200,000	199,870
Ziff Davis Incorporation 144A	4.63	10-15-2030	174,000	151,991
				351,861
Materials: 3.95%
Chemicals: 0.78%
Chemours Company	5.38	5-15-2027	200,000	198,500
Containers & packaging: 2.42%
Ball Corporation	5.25	7-1-2025	200,000	204,000
Mauser Packaging Solutions 144A	5.50	4-15-2024	210,000	207,417
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	204,918
				616,335
Metals & mining: 0.75%
Novelis Corporation 144A	4.75	1-30-2030	200,000	189,750
Real estate: 4.87%
Equity REITs: 2.57%
Iron Mountain Incorporated 144A	5.00	7-15-2028	220,000	213,980
Service Properties Trust Company	4.38	2-15-2030	210,000	154,350
VICI Properties LP 144A	4.50	9-1-2026	300,000	286,317
				654,647
Real estate management & development: 2.30%
Howard Hughes Corporation 144A	4.13	2-1-2029	200,000	183,564
Icahn Enterprises Finance Corporation	6.25	5-15-2026	220,000	221,134
Kennedy-Wilson Holdings Incorporated	4.75	3-1-2029	200,000	179,500
				584,198
See accompanying notes to portfolio of investments

4  |  Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 4.19%
Electric utilities: 2.80%
FirstEnergy Corporation	5.35%	7-15-2047	$140,000	$ 130,074
NRG Energy Incorporated 144A	3.63	2-15-2031	220,000	193,600
PG&E Corporation	5.00	7-1-2028	200,000	188,992
Talen Energy Supply LLC 144A	7.63	6-1-2028	205,000	198,850
				711,516
Gas utilities: 0.72%
Ferellgas Partners LP 144A	5.38	4-1-2026	200,000	183,500
Independent power & renewable electricity producers: 0.67%
Calpine Corporation 144A	5.00	2-1-2031	190,000	169,336
Total Corporate bonds and notes (Cost $22,084,554)				20,300,234
Yankee corporate bonds and notes: 18.14%
Communication services: 3.29%
Diversified telecommunication services: 0.69%
Altice France Holding SA 144A	6.00	2-15-2028	210,000	175,455
Entertainment: 0.50%
Studio City Finance Limited 144A	5.00	1-15-2029	200,000	127,648
Media: 1.49%
Videotron Limited 144A	5.13	4-15-2027	200,000	194,750
Ziggo BV 144A	4.88	1-15-2030	200,000	185,210
				379,960
Wireless telecommunication services: 0.61%
VEON Holdings BV 144A	4.00	4-9-2025	210,000	154,350
Consumer discretionary: 3.46%
Auto components: 0.73%
Adient Global Holdings Limited 144A	4.88	8-15-2026	200,000	186,040
Automobiles: 0.65%
Jaguar Land Rover Automotive plc 144A	4.50	10-1-2027	200,000	164,936
Hotels, restaurants & leisure: 0.73%
MGM China Holdings Limited 144A	5.38	5-15-2024	200,000	186,000
Internet & direct marketing retail: 1.35%
Rakuten Group Incorporated (5 Year Treasury Constant Maturity +4.96%) 144Aʊ±	6.25	12-31-2099	400,000	342,998
Energy: 1.23%
Oil, gas & consumable fuels: 1.23%
Ithaca Energy plc 144A	9.00	7-15-2026	200,000	201,500
Transocean Incorporated 144A	11.50	1-30-2027	112,000	112,241
				313,741
See accompanying notes to portfolio of investments

Allspring High Yield Corporate Bond Portfolio  |  5

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 2.06%
Consumer finance: 0.62%
Telecom Italia Capital SA	7.20%	7-18-2036	$175,000	$ 158,172
Diversified financial services: 1.44%
New Red Finance Incorporated 144A	3.88	1-15-2028	200,000	188,750
New Red Finance Incorporated 144A	4.00	10-15-2030	200,000	176,281
				365,031
Health care: 0.90%
Pharmaceuticals: 0.90%
Bausch Health Companies Incorporated 144A	4.88	6-1-2028	255,000	219,064
Endo Limited 144A	6.00	6-30-2028	145,000	9,425
				228,489
Industrials: 2.53%
Aerospace & defense: 1.44%
Bombardier Incorporated 144A	7.50	12-1-2024	184,000	178,480
Bombardier Incorporated 144A	7.13	6-15-2026	205,000	187,281
				365,761
Electrical equipment: 0.79%
Sensata Technologies BV 144A	5.00	10-1-2025	200,000	201,700
Marine: 0.30%
Seaspan Corporation 144A	5.50	8-1-2029	85,000	75,986
Information technology: 0.76%
Technology hardware, storage & peripherals: 0.76%
Seagate HDD Cayman	4.13	1-15-2031	210,000	193,621
Materials: 3.19%
Chemicals: 1.48%
Cerdia Finanz GmbH 144A	10.50	2-15-2027	200,000	176,060
Methanex Corporation	5.25	12-15-2029	210,000	201,180
				377,240
Containers & packaging: 1.71%
Ardagh Packaging Finance plc 144A	5.25	8-15-2027	200,000	167,000
Intertape Polymer Group Incorporated 144A	4.38	6-15-2029	260,000	267,800
				434,800
Utilities: 0.72%
Independent power & renewable electricity producers: 0.72%
Atlantica Sustainable Infrastructure plc 144A	4.13	6-15-2028	200,000	181,771
Total Yankee corporate bonds and notes (Cost $5,319,124)				4,613,699

See accompanying notes to portfolio of investments

6  |  Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.12%
Investment companies: 0.12%
Allspring Government Money Market Fund Select Class ♠∞		0.65%	31,292	$ 31,292
Total Short-term investments (Cost $31,292)				31,292
Total investments in securities (Cost $27,434,970)	98.10%			24,945,225
Other assets and liabilities, net	1.90			482,642
Total net assets	100.00%			$25,427,867

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,168,782	$2,649,134	$(3,786,624)	$0	$0	$31,292	31,292	$236
See accompanying notes to portfolio of investments

Allspring High Yield Corporate Bond Portfolio  |  7

Notes to portfolio of investments—May 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$20,300,234	$0	$20,300,234
Yankee corporate bonds and notes	0	4,613,699	0	4,613,699
Short-term investments
Investment companies	31,292	0	0	31,292
Total assets	$31,292	$24,913,933	$0	$24,945,225
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended May 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

8  |  Allspring High Yield Corporate Bond Portfolio